Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity

Note 16 – Equity

Ordinary shares

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 16,250,000 shares of ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented. A further 2,800,000 shares were issued by March 23, 2023, and 171,384 shares were issued on October 6, 2023, resulting in 19,221,384 shares of ordinary shares outstanding as at December 31, 2023. The Company only has one single class of ordinary shares that are accounted for as permanent equity.

On Feb 16, 2024, 3,555,555 shares were issued as a result of a follow-on offering. During the year ended December 31, 2024, an additional 813,369 shares were issued pursuant to the acquisition of Simply, S-8, and compensation settlements, 23,590,308 resulting in 19,221,384 shares of ordinary shares outstanding as at December 31, 2024.

On January 24, 2025, at the Annual Meeting of Shareholders, the following resolutions were approved:

1.	An increase in the Company's authorized share capital from US$500,000.00 to US$75,000,000.00, divided into 75,000,000,000 ordinary shares of par value US$0.001 each.

2.	A share consolidation (the “Reverse Stock Split”) of the Company’s issued and unissued ordinary shares at a ratio of 1-for-10.

The Reverse Stock Split became effective for trading on the Nasdaq Capital Market at the open of business on March 10, 2025. The principal effects of the Reverse Stock Split were as follows:

●	Every ten issued and unissued ordinary shares were consolidated into one ordinary share, reducing the number of outstanding shares from approximately 23.6 million to approximately 2.4 million.

●	The par value of the ordinary shares was changed from US$0.001 to US$0.01 per share.

●	The number of authorized shares was proportionately reduced, and the Company’s ordinary shares began trading under a new CUSIP number, G6S38M115.

No fractional shares were issued in connection with the Reverse Stock Split; any entitlements to fractional shares were rounded down to the nearest whole share. All outstanding warrants and options were adjusted on a proportionate basis in accordance with their terms.

On March 24, 2025, the Company received a notification from the Nasdaq Stock Market confirming that it had regained compliance with the minimum bid price requirement for continued listing.

During the six months ended June 30, 2025, the Company completed two registered direct offerings pursuant to its effective shelf registration statement on Form F-3 (File No. 333-285637), which was declared effective by the U.S. Securities and Exchange Commission on March 26, 2025.

●	May 2025 Offering: On May 19, 2025, the Company entered into a Share Purchase Agreement to sell 4,040,000 ordinary shares. The offering closed on or about May 21, 2025.

●	June 2025 Offering: On June 9, 2025, the Company entered into a Share Purchase Agreement to sell 16,666,667 ordinary shares. The offering closed on or about June 11, 2025.

On June 23, 2025, Ohmyhome Limited (the “Company”) held its 2025 Extraordinary General Meeting of the Shareholders (the “Meeting”). As approved by the shareholders at the Meeting, the Company filed the Second Amended and Restated Memorandum and Articles of Association of the Company with the Companies Register of the Cayman Islands. The change from Ordinary Shares to Class A Ordinary Shares will be reflected with the Nasdaq Capital Market and in the marketplace at the open of business on July 28, 2025, whereupon the Class A Ordinary Shares will begin trading. The Company’s Class A Ordinary Shares will continue to trade on the Nasdaq Capital Market under the symbol “OMH” and under the CUSIP Number of G6S38M123.